Accounts Receivable, net (including related parties) - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Carrying amount of accounts receivable	$ 236,813	$ 235,829
Loss allowance for lifetime expected credit	0	0
No Past Due
Statement [line items]
Carrying amount of accounts receivable	$ 235,882	$ 231,676
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days
Statement [line items]
Carrying amount of accounts receivable	$ 915	$ 3,591
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days
Statement [line items]
Carrying amount of accounts receivable	$ 14	$ 462
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days
Statement [line items]
Carrying amount of accounts receivable	$ 0	$ 9
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days
Statement [line items]
Carrying amount of accounts receivable	$ 2	$ 0
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due over 121 days
Statement [line items]
Carrying amount of accounts receivable	0	91
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due over 121 days | Bottom of range
Statement [line items]
Weighted average loss rate	0.00%	0.00%
Past due over 121 days | Top of range
Statement [line items]
Weighted average loss rate	100.00%	100.00%